STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share capital [Member]	Additional paid-in capital [Member]	Treasury stock, at cost [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2016	$ 663	$ 325,338	$ (116,029)	$ (20)	$ 89,811	$ 299,763
Balance, shares at Dec. 31, 2016						43,188,850
Repurchase of ordinary shares			(413)			$ (413)
Repurchase of ordinary shares, shares	(25,782)
Issuance of shares upon exercise of stock options and vesting of restricted shares units	$ 10	10,881				10,891
Issuance of shares upon exercise of stock options and vesting of restricted shares units, shares	970,886
Stock based compensation		13,031				13,031
Other comprehensive income (loss), net of tax				(423)		(423)
Net income (loss)					(7,493)	(7,493)
Balance at Dec. 31, 2017	$ 673	349,250	(116,442)	(443)	82,318	$ 315,356
Balance, shares at Dec. 31, 2017						44,133,954
Cumulative-effect adjustment from adoption of ASC 606					7,502	$ 7,502
Repurchase of ordinary shares			(4,275)			(4,275)
Repurchase of ordinary shares, shares	(194,704)
Issuance of shares upon exercise of stock options and vesting of restricted shares units	$ 20	21,783				21,803
Issuance of shares upon exercise of stock options and vesting of restricted shares units, shares	2,408,153
Stock based compensation		12,503				12,503
Other comprehensive income (loss), net of tax				(667)		(667)
Net income (loss)					11,735	11,735
Balance at Dec. 31, 2018	$ 693	383,536	(120,717)	(1,110)	101,555	$ 363,957
Balance, shares at Dec. 31, 2018						46,347,403
Repurchase of ordinary shares			(24,509)			$ (24,509)
Repurchase of ordinary shares, shares	(998,399)
Issuance of shares upon exercise of stock options and vesting of restricted shares units	$ 17	17,981				17,998
Issuance of shares upon exercise of stock options and vesting of restricted shares units, shares	1,638,753
Stock based compensation		13,064				13,064
Other comprehensive income (loss), net of tax				2,255		2,255
Net income (loss)					22,566	22,566
Balance at Dec. 31, 2019	$ 710	$ 414,581	$ (145,226)	$ 1,145	$ 124,121	$ 395,331
Balance, shares at Dec. 31, 2019						46,987,757